INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets, Net [Abstract]
INTANCIBLE ASSETS, NET
NOTE 7	-	INTANGIBLE ASSETS, NET

A.	Intangible assets

As December 31, 2016 and 2015, the remaining balance of intangible assets consists of unamortized balance of patents in an amount of 23,000 and 26,000 respectively.

Amortization and impairment of intangible assets amounted to US$ 0, US$ 430,000 and US$ 231,000 for the years ended December 31, 2016, 2015 and 2014, respectively.  As of December 31, 2016, the estimated aggregate amortization of intangible assets for the next five years is as follows:  2017-3,000 and thereafter – 20,000.

The impairment was included in "other expenses, net" (see Note 13).